Trade receivables - Summary of trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Trade receivables	€ 15,382	€ 28,099
Gross
Trade receivables
Trade receivables	24,398	34,550
Impairment
Trade receivables
Trade receivables	€ (9,016)	€ (6,451)